Consolidated Statements of Total Equity (EUR €) In Thousands, except Share data, unless otherwise specified	Total	Common Shares [Member]	Capital In Excess Of Par Value [Member]	Treasury Shares At Cost [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Shareholders' Equity	Non-Controlling Interest [Member]
Beginning balance at Dec. 31, 2009	€ 385,914	€ 2,070	€ 287,768	€ 0	€ 16,146	€ (64,754)	€ 241,230	€ 144,684
Beginning balance (in shares) at Dec. 31, 2009		51,745,140
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense stock options	2,526		2,526				2,526
Conversion of debt into common shares (in shares)	878,491,000	878,491
Conversion of debt into common shares	17,649	35	17,614				17,649
Exercise stock options by issue of common shares (in shares)		308,250
Exercise stock options by issue of common shares	3,944	12	3,932				3,944
Net earnings to common shareholders	242,523				110,639		110,639	131,884
Dividends to common shareholders of ASMI	0
Other comprehensive income	41,358					30,515	30,515	10,843
Other movements in non-controlling interest:
Dividend paid	(58,162)							(58,162)
Dilution	11,475				4,957		4,957	6,518
Ending balance at Dec. 31, 2010	647,227	2,117	311,841	0	131,741	(34,239)	411,460	235,767
Ending balance (in shares) at Dec. 31, 2010		52,931,881
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense stock options	1,872		1,872				1,872
Conversion of debt into common shares (in shares)	2,151,020,000	2,151,020
Conversion of debt into common shares	58,525	86	58,439				58,525
Exercise stock options by issue of common shares (in shares)		294,119
Exercise stock options by issue of common shares	4,077	12	4,065				4,077
Net earnings to common shareholders	316,165				186,770		186,770	129,395
Dividends to common shareholders of ASMI	(22,262)				(22,262)		(22,262)
Other comprehensive income	19,188					14,088	14,088	5,100
Other movements in non-controlling interest:
Dividend paid	(79,474)							(79,474)
Dilution	12,396				5,266		5,266	7,130
Ending balance at Dec. 31, 2011	957,714	2,215	376,217	0	301,515	(20,151)	659,796	297,918
Ending balance (in shares) at Dec. 31, 2011		55,377,020
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation expense stock options	3,242		3,242				3,242
Purchase of common shares (in shares)		(1,500,000)
Purchase of common shares	(40,554)			(40,554)			(40,554)
Conversion of debt into common shares (in shares)	9,074,396,000	9,074,396
Conversion of debt into common shares	139,407	363	98,490	40,554			139,407
Exercise stock options by issue of common shares (in shares)	328,000	144,570
Exercise stock options by issue of common shares	2,209	6	2,203				2,209
Net earnings to common shareholders	40,431				7,149		7,149	33,282
Dividends to common shareholders of ASMI	(27,519)				(27,519)		(27,519)
Other comprehensive income	(13,826)					(8,791)	(8,791)	(5,035)
Other movements in non-controlling interest:
Dividend paid	(27,024)							(27,024)
Dilution	15,908				6,937		6,937	8,971
Ending balance at Dec. 31, 2012	€ 1,049,988	€ 2,584	€ 480,152	€ 0	€ 288,082	€ (28,942)	€ 741,876	€ 308,112
Ending balance (in shares) at Dec. 31, 2012		63,095,986